Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Loss Per Share

Note 15 — Loss Per Share

Basic loss per share is computed by dividing the loss for the period applicable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

For the years ended December 31, 2023, 2022 and 2021, all outstanding share options and warrants have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all years presented.

The loss and the weighted average number of shares used in computing basic and diluted net loss per share is as follows (U.S. dollars in thousands, except share and per share data):

	For the year ended December 31,
	2023	2022	2021
Numerator:
Net loss applicable to shareholders of ordinary shares (in Thousands)	(11,280)	(12,340)	(4,041)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	13,640,168	11,504,521	6,243,411
Net loss per share of ordinary share, basic and diluted	(0.83)	(1.07)	(0.65)

The calculation of basic loss per share was based on the loss attributable to the Company’s ordinary shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:

	For the year ended December 31,
	2023	2022	2021
Balance as at January 1	11,781,963	10,943,534	5,582,922
Effect of share options, warrants and pre-funded warrants exercised	929,334	517,793	522,887
Effect of SAFE conversion	-	-	16,723
Effect of shares issued during the year	928,871	43,194	120,879
Weighted average number of ordinary shares used to calculate basic loss per share as at December 31	13,640,168	11,504,521	6,243,411